SUBSEQUENT EVENTS (Details Textual) - USD ($)		1 Months Ended			12 Months Ended
	Jun. 11, 2018	Feb. 08, 2019	Oct. 29, 2018	Feb. 13, 2015	Mar. 31, 2018	Dec. 31, 2018	Mar. 31, 2017	Dec. 31, 2016
Subsequent Event [Line Items]
Common Stock, Shares, Issued					1,368,856	2,337,964	325,901
Common Stock, Shares Authorized					250,000,000	500,000,000	150,000,000
Debt Instrument, Face Amount								$ 1,500,000
Stockholders' Equity, Reverse Stock Split			the Company completed a reverse stock split and thereafter Bionik’s common stock began trading on the OTCQB market on a one-for-one hundred and fifty (1:150) split-adjusted basis.	the Company implemented a 1-for-0.831105 reverse stock split of the common stock, which had previously been approved on September 24, 2014.
Share Exchange Agreement [Member]
Subsequent Event [Line Items]
Debt Conversion, Converted Instrument, Shares Issued					263,639
Subsequent Event [Member]
Subsequent Event [Line Items]
Proceeds from (Repayments of) Debt		$ 1,500,000
Notes Payable, Related Parties		$ 750,000
Debt Instrument, Interest Rate, Stated Percentage	1.00%
Share-based Compensation Arrangement by Share-based Payment Award, Options, Grants in Period, Gross	40,000
Common Stock, Shares Authorized	500,000,000
Shares Issued, Price Per Share	$ 9.735
Share-based Compensation Arrangement by Share-based Payment Award, Expiration Period	7 years
Debt Instrument, Face Amount	$ 1,960,000
Debt Instrument, Maturity Date	Apr. 30, 2019
Stockholders' Equity, Reverse Stock Split			the Company effected the reverse stock split and thereafter the Company’s common stock began trading on the OTCQB market on a one-for-one hundred and fifty (1:150) split-adjusted basis.
Stock Issued During Period Cancellation Of Other Shares		524,293
Subsequent Event [Member] | Common Stock [Member]
Subsequent Event [Line Items]
Stock issued during period, Conversion of other shares		3,496
Subsequent Event [Member] | Chief Commercial Officer [Member]
Subsequent Event [Line Items]
Share-based Compensation Arrangement by Share-based Payment Award, Options, Grants in Period, Gross	5,000
Shares Issued, Price Per Share	$ 6.93
Share-based Compensation Arrangement by Share-based Payment Award, Expiration Period	10 years
Subsequent Event [Member] | Share Exchange Agreement [Member]
Subsequent Event [Line Items]
Common Stock, Shares, Issued	20,000